Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2012	2013
	$	$
Leasehold improvements	16,472,995	29,942,721
Buildings	22,480,129	21,787,018
Furniture, fixtures and equipment	22,373,236	26,076,914
Motor vehicles	7,154,519	7,072,583

Total	68,480,879	84,879,236
Accumulated depreciation	(27,070,874)	(34,802,311)

Property and equipment, net	41,410,005	50,076,925

Depreciation expense was $6,994,115, $8,684,626 and $8,206,163 for the years ended December 31, 2011, 2012 and 2013, respectively.